Liability in Respect of Government Grants (Details) - Schedule of liability in respect of government grants - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Schedule of liability in respect of government grants [Abstract]
Balance as of January 1	$ 1,275	$ 1,445
Amounts received during the year	55	121
Payment of royalties	(158)	(185)
Amounts recognized as an offset from research and development expenses	(23)	(49)
Revaluation of the liability	(73)	(57)
Balance as of December 31	1,076	1,275
Current maturities in respect of government grants	226	231
Long term liability in respect of government grants	$ 850	$ 1,044